Employee Future Benefits - Pension and Retiree Welfare Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension plans
Disclosure of defined benefit plans [line items]
Opening balance, January 1	$ 50
Return on plan assets (excluding interest income)	27	$ (31)
Actuarial losses (gains) due to:
Experience	(17)	2
Demographic assumption changes	(24)	0
Economic assumption changes	19	(101)
Defined benefit obligation, December 31	5	50
Pension plans | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Opening balance, January 1	3,826	3,789
Current service cost	44	44
Past service cost – amendment	0	0
Interest cost	184	176
Plan participants’ contributions	0	0
Actuarial losses (gains) due to:
Experience	(17)	2
Demographic assumption changes	(24)	0
Economic assumption changes	19	(101)
Benefits paid	314	303
Impact of changes in foreign exchange rates	(116)	219
Defined benefit obligation, December 31	3,602	3,826
Pension plans | Plan assets
Disclosure of defined benefit plans [line items]
Opening balance, January 1	(3,820)	(3,706)
Interest cost	(188)	(174)
Plan participants’ contributions	0	0
Return on plan assets (excluding interest income)	27	(31)
Employer contributions	55	57
Actuarial losses (gains) due to:
Benefits paid	(314)	(303)
Impact of changes in foreign exchange rates	123	(225)
Administration costs	(10)	(8)
Defined benefit obligation, December 31	(3,643)	(3,820)
Retiree welfare plans
Disclosure of defined benefit plans [line items]
Opening balance, January 1	(125)
Return on plan assets (excluding interest income)	13	(19)
Actuarial losses (gains) due to:
Experience	(10)	(16)
Demographic assumption changes	(6)	0
Economic assumption changes	(3)	(19)
Defined benefit obligation, December 31	(166)	(125)
Retiree welfare plans | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Opening balance, January 1	428	450
Current service cost	0	0
Past service cost – amendment	0	0
Interest cost	21	21
Plan participants’ contributions	2	2
Actuarial losses (gains) due to:
Experience	(10)	(16)
Demographic assumption changes	(6)	0
Economic assumption changes	(3)	(19)
Benefits paid	37	40
Impact of changes in foreign exchange rates	(16)	30
Defined benefit obligation, December 31	379	428
Retiree welfare plans | Plan assets
Disclosure of defined benefit plans [line items]
Opening balance, January 1	(553)	(526)
Interest cost	(29)	(26)
Plan participants’ contributions	2	2
Return on plan assets (excluding interest income)	13	(19)
Employer contributions	13	12
Actuarial losses (gains) due to:
Benefits paid	(37)	(40)
Impact of changes in foreign exchange rates	26	(48)
Administration costs	(2)	(2)
Defined benefit obligation, December 31	$ (545)	$ (553)